Group statement of changes in equity - USD ($) $ in Millions		Total		Share Capital And Capital Reserve [Member]		Treasury shares [member]	Reserve of exchange differences on translation [member]		Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]		Retained earnings [member]		Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds [Member]		Non-controlling interests, other interest [Member]
Equity outstanding, beginning of period at Dec. 31, 2020	[1]	$ 85,568		$ 46,701		$ (13,224)	$ (8,719)		$ (808)		$ 47,300		$ 71,250		$ 12,076		$ 2,242
Profit (loss) for the year		8,487	[2]								7,565	[1]	7,565	[1]	507	[1]	415	[1]
Other comprehensive income		2,065	[2]				(846)	[1]	(209)	[1]	3,144	[1]	2,089	[1]			(24)	[1]
Total comprehensive income		10,552	[2]				(846)	[1]	(209)	[1]	10,709	[1]	9,654	[1]	507	[1]	391	[1]
Dividends	[1],[3]	(4,627)									(4,316)		(4,316)				(311)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	10							10				10
Repurchase of ordinary share capital		(3,151)	[1]	0							(3,151)	[1]	(3,151)	[1]
Share-based payments, net of tax	[1]	632		170		600					(138)		632
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556									556		556
Issue of perpetual hybrid bonds	[1]	924									(26)		(26)		950
Payments on issue of perpetual hybrid bonds	[1]	(499)					(7)						(7)		(492)
Transactions involving non-controlling interests, net of tax	[1]	494									881		881				(387)
Equity outstanding, end of period at Dec. 31, 2021	[1]	90,439		46,871		(12,624)	(9,572)		(1,027)		51,815		75,463		13,041		1,935
Profit (loss) for the year		(1,357)	[2]	0							(2,487)	[1]	(2,487)	[1]	519	[1]	611	[1]
Other comprehensive income		8,208	[2]				6,914	[1]	770	[1]	585	[1]	8,269	[1]			(61)	[1]
Total comprehensive income		6,851	[2]				6,914	[1]	770	[1]	(1,902)	[1]	5,782	[1]	519	[1]	550	[1]
Dividends	[1],[3]	(4,659)									(4,365)		(4,365)				(294)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)							(1)				(1)
Issued capital, ordinary shares		820		820	[1]								820	[1]
Repurchase of ordinary share capital		(10,493)	[1]	0							(10,493)	[1]	(10,493)	[1]
Share-based payments, net of tax	[1]	847		182		471					194		847
Issue of perpetual hybrid bonds	[1]	370									(4)		(4)		374
Payments on issue of perpetual hybrid bonds	[1]	(529)					15						15		(544)
Transactions involving non-controlling interests, net of tax	[1]	(657)									(513)		(513)				(144)
Equity outstanding, end of period at Dec. 31, 2022	[1]	82,990		47,873		(12,153)	(2,643)		(256)		34,732		67,553		13,390		2,047
Profit (loss) for the year		15,880	[2]	0							15,239	[1]	15,239	[1]	586	[1]	55	[1]
Other comprehensive income	[1]	(511)					728		431		(1,696)		(537)				26
Total comprehensive income	[1]	15,369					728		431		13,543		14,702		586		81
Dividends	[1],[3]	(5,234)									(4,831)		(4,831)				(403)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1							1				1
Repurchase of ordinary share capital		(8,167)	[1]	0							(8,167)	[1]	(8,167)	[1]
Share-based payments, net of tax	[1]	669		140		830					(301)		669
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1									1		1
Issue of perpetual hybrid bonds	[1]	175									(1)		(1)		176
Payments on issue of perpetual hybrid bonds	[1]	(591)					(5)						(5)		(586)
Transactions involving non-controlling interests, net of tax	[1]	282									363		363				(81)
Equity outstanding, end of period at Dec. 31, 2023	[1]	$ 85,493		$ 48,013		$ (11,323)	$ (1,920)		$ 174		$ 35,339		$ 70,283		$ 13,566		$ 1,644

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.